Loans from related parties	12 Months Ended
Dec. 31, 2024
Loans from related parties
Loans from related parties

16Loans from related parties

	December 31,	December 31,
	2024	2023
	£ 000	£ 000
Current loans and borrowings
Loans from related parties	524,242	—

On December 15, 2021 Mudrick Capital purchased Convertible Senior Secured Notes of and from the Company in an aggregate principal amount of $200,000 thousand for an aggregate purchase price of $192,000 thousand (the “Purchase Price”). See note 23 for more detail.

On December 23, 2024, The Company entered into the First Supplemental Indenture with Mudrick Capital, which sets forth certain amendments to the Indenture dated December 16, 2021. The amendments include: (i) effective December 15, 2024, increasing the interest rate applicable to the Convertible Senior Secured Notes to 10.00% for cash interest and 12.00% for PIK interest; (ii) extending the maturity date of the Convertible Senior Secured Notes to December 15, 2028; and (iii) providing for a fixed conversion price of $2.75 per ordinary share (or 363.636 ordinary shares per $1,000 principal amount) for half of the principal amount of the Convertible Senior Secured Notes and $3.50 per ordinary share (or 285.714 ordinary shares per $1,000 principal amount) for the other half. See note 25 for more details.

16Loans from related parties (continued)

Option pricing has been utilized to calculate the probability that the embedded conversion options will be in the money at expiration and assign a dollar value to it. The underlying share price of the Company, exercise price, volatility, interest rate, and time to expiration have been used as inputs into the model to derive the option’s theoretical fair value. As of December 31, 2024 an estimated fair value of £524,242 thousand was calculated for the Convertible Senior Secured Notes.

Following the execution of the First Supplemental Indenture, in accordance with the Investment Agreement, the holders of the Convertible Senior Secured Notes delivered conversion notices to the Company for the conversion of half, or approximately $130 million in principal amount, of the Convertible Senior Secured Notes at a fixed conversion price of $2.75 per ordinary share, which resulted in the issuance of 47,343,585 ordinary shares, with a reference share price of $7.42 per ordinary share, by the Company to the holders of the Convertible Senior Secured Notes. Accordingly, on December 23, 2024, the ultimate controlling party became Mudrick Capital (including funds, investors, entities or accounts that are managed, sponsored or advised by it or its affiliates).